Provisions - Summary of Provisions (Detail) - EUR (€) € in Thousands	Jun. 30, 2021	Dec. 31, 2020
Provisions [abstract]
Other provision	€ 50	€ 51
Provision for bonuses	1,910
Total provisions	€ 1,960	€ 51